Unaudited Quarterly Condensed Consolidated Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited quarterly financial statements
Total revenues	$ 130,871	$ 86,408	$ 110,910	$ 104,507	$ 94,512	$ 49,437	$ 55,171	$ 49,669	$ 432,696	$ 248,789	$ 253,665
Net income (loss)	$ 30,992	$ (29,439)	$ 25,729	$ 20,387	$ (9,181)	$ 3,416	$ 4,098	$ 2,763	$ 47,669	$ 1,096	$ 52,667
Earnings (loss) per share - Basic	$ 1.18	$ (1.15)	$ 1.00	$ 0.78					$ 1.81	$ 0.03	$ 1.86
Earnings (loss) per share - Diluted	$ 1.17	$ (1.15)	$ 0.99	$ 0.78					$ 1.80	$ 0.03	$ 1.86
Earnings (loss) per share - Basic and Diluted					$ (0.37)	$ 0.13	$ 0.16	$ 0.10